Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-Cancelable Operating Leases

The following table presents future minimum payments under non-cancelable operating leases with initial or remaining terms in excess of one year at December 31, 2013.

	Real Estate	Equipment	Total
	(in millions)
2014	$145	$9	$154
2015	88	5	93
2016	72	3	75
2017	65	1	66
2018	53	1	54
Thereafter	110	—	110

Total minimum payments required	533	19	552
Less: Sublease rentals under non-cancelable leases	4	—	4

Net minimum payments required	$529	$19	$548